ENTITY-WIDE DISCLOSURES (Tables)	3 Months Ended
Mar. 31, 2024
Entity Wide Disclosures [Abstract]
Schedule of Disclosure of Group's Revenue From External Customers That Are Divided Into Geographical Areas
The Group’s revenue from external customers is divided into the following geographical areas:

	Three months ended
	March 31, 2024	March 31, 2023
Revenue from external customers	$	$
Canada	43,250,852	52,436,969
United States	12,230,037	2,266,436
	55,480,889	54,703,405

Schedule of Disclosure of Non-current Assets Allocated To Geographic Areas
The Group’s non-current assets are allocated to geographic areas as follows:

	March 31, 2024
	Canada	United States	Total
	$	$	$
Other non-current assets	6,984,388	192,551	7,176,939
Property, plant and equipment	91,169,977	102,045,387	193,215,364
Right-of-use assets	33,646,641	52,790,770	86,437,411
Intangible assets	168,946,269	8,716,542	177,662,811
Contract asset	13,205,156	—	13,205,156
	313,952,431	163,745,250	477,697,681

	December 31, 2023
	Canada	United States	Total
	$	$	$
Other non-current assets	6,812,370	182,445	6,994,815
Property, plant and equipment	94,684,032	103,852,651	198,536,683
Right-of-use assets	35,469,879	54,193,260	89,663,139
Intangible assets	167,106,057	8,597,200	175,703,257
Contract asset	13,528,646	—	13,528,646
	317,600,984	166,825,556	484,426,540